Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Basic Earnings Per Share Numerator
Profit for the period attributable to owners of the Company	$153,735	$828,559

Diluted Earnings Per Share Numerator
Profit for the period attributable to owners of the Company	$153,735	$828,559

Basic Earnings Per Share Denominator
Ordinary shares :	11,000,000	10,000,000
Additions from actual events:
– Issuance of ordinary shares, weighted	—	—
Basic weighted average shares outstanding	11,000,000	10,000,000

Diluted Earnings Per Share Denominator
Basic weighted average shares outstanding	11,000,000	10,000,000
Dilutive shares: Potential additions from dilutive events:
	—	—
Diluted Weighted Average Shares Outstanding:	11,000,000	10,000,000

Earnings Per Share
– Basic*	$0.014	$0.083
– Diluted*	$0.014	$0.083
Weighted Average Shares Outstanding
– Basic*	11,000,000	10,000,000
– Diluted*	11,000,000	10,000,000

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.